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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [_]; Amendment Number: ________________________________

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brookside Capital Trading Fund, L.P.*

Address: John Hancock Tower
         200 Clarendon Street
         Boston, Massachusetts 02116

Form 13F File Number: 28-13491

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    William E. Pappendick IV
Title: Managing Director of Brookside Capital Management, LLC, the general partner of Brookside Capital Investors II, L.P., the general partner of Brookside Capital Trading Fund, L.P.

Phone:   (617) 516-2000

Signature, Place, and Date of Signing:

 /s/ William E. Pappendick IV                 Boston, MA         11/14/2011
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* The report on Form 13F for the period ended September 30, 2011 for Brookside Capital Trading Fund L.P. ("BCTF") is being filed by Brookside Capital Management, LLC, the general partner of Brookside Capital Investors II, L.P., which is the general partner of BCTF.

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number       Name

    28-06625                   Brookside Capital Management, LLC
    28-13492                   Brookside Capital Investors II, L.P.

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